Strategy Shares Gold-Hedged Bond ETF (GOLY)	January 31, 2024 (Unaudited)

Portfolio of Investments Summary Table
Percentage of Value
Communication Services	10.8%
Consumer Discretionary	6.4%
Consumer Staples	12.3%
Energy	5.2%
Financials	26.5%
Health Care	8.9%
Industrials	8.7%
Information Technology	8.5%
Materials	2.9%
Real Estate	3.8%
Utilities	6.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments*

Principal Amount		Value
Corporate Bonds — 74.7%
Communication Services — 6.2%
$306,000	Verizon Communications, Inc., 4.52%, 9/15/48	$276,773
289,000	Walt Disney Co. (The), 2.65%, 1/13/31	256,238
		533,011
Consumer Discretionary — 5.1%
272,000	Amazon.com, Inc., 1.50%, 6/03/30	229,860
187,000	Home Depot, Inc. (The), 5.88%, 12/16/36	207,382
		437,242
Consumer Staples — 9.8%
272,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/01/36	268,697
221,000	BAT Capital Corp., 3.56%, 8/15/27	211,189
238,000	Coca-Cola Co. (The), 1.38%, 3/15/31	194,321
204,000	Costco Wholesale Corp., 1.60%, 4/20/30	173,205
		847,412
Energy — 4.1%
221,000	Chevron Corp., 2.24%, 5/11/30	195,978
187,000	MPLX LP, 2.65%, 8/15/30	162,193
		358,171
Financials — 18.6%
85,000	Capital One Financial Corp., 3.80%, 1/31/28	81,207
272,000	Citigroup, Inc., 4.41%, 3/31/31	261,729
204,000	Fiserv, Inc., 3.50%, 7/01/29	191,348
289,000	Goldman Sachs Group, Inc. (The), 1.99%, 1/27/32	235,206
272,000	JPMorgan Chase & Co., 4.49%, 3/24/31	265,554
221,000	MetLife, Inc., 4.55%, 3/23/30	221,346
102,000	Northern Trust Corp., 1.95%, 5/01/30	88,059
272,000	Wells Fargo & Co., 3.00%, 10/23/26	258,696
		$1,603,145
Principal Amount		Value
Corporate Bonds — 74.7%— (Continued)
Health Care — 7.1%
238,000	AbbVie, Inc., 3.20%, 11/21/29	$221,839
187,000	Amgen, Inc., 2.20%, 2/21/27	174,253
221,000	CVS Health Corp., 4.30%, 3/25/28	217,144
		613,236
Industrials — 6.9%
238,000	Boeing Co. (The), 5.15%, 5/01/30	238,526
153,000	General Electric Co., 5.88%, 1/14/38	168,398
187,000	Southwest Airlines Co., 5.13%, 6/15/27	188,293
		595,217
Information Technology — 6.7%
204,000	Apple, Inc., 3.35%, 2/09/27	198,714
204,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.88%, 1/15/27	198,713
187,000	Oracle Corp., 5.38%, 7/15/40	184,709
		582,136
Materials — 2.3%
136,000	Dow Chemical Co. (The), 3.60%, 11/15/50	103,639
102,000	Sherwin-Williams Co. (The), 2.95%, 8/15/29	93,285
		196,924
Real Estate — 3.1%
289,000	Equinix, Inc., 3.20%, 11/18/29	264,240
Utilities — 4.8%
255,000	NextEra Energy Capital Holdings, Inc., 2.25%, 6/01/30	217,914
204,000	Pacific Gas and Electric Co., 4.55%, 7/01/30	194,955
		412,869
Total Corporate Bonds (Cost $6,588,234)		$6,443,603

Strategy Shares Gold-Hedged Bond ETF (GOLY) (Continued)	January 31, 2024 (Unaudited)

Principal Amount		Value
Yankee Dollars — 4.9%
Communication Services — 2.4%
170,000	Orange SA, 9.00%, 3/01/31	$209,780
Financials — 2.5%
187,000	Shell International Finance BV, 6.38%, 12/15/38	215,056
Total Yankee Dollars (Cost $436,658)		$424,836
Total Investments — 79.6% (Cost $7,024,892)		$6,868,439
Other Assets less Liabilities — 20.4%		1,763,858

Net Assets — 100.0%		$8,632,297

*	Portfolio of Investments is presented on a consolidated basis.

BV — Besloten Vennootschap (Dutch private limited company)

LLC — Limited Liability Corporation

LP — Limited Partnership

SA— Societe Anonyme (French public limited company)

Total Return Swap Agreements

Pay/ Receive	Financing Rate	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Receive	Effective Federal Funds Rate(a) + 85 bps	iShares Gold Trust	BNP Paribas SA	Monthly	5/20/24	$9,189,161	$8,153
Receive	Effective Federal Funds Rate(a) + 85 bps	iShares IBoxx $ Investment Grade Corporate Bond	BNP Paribas SA	Monthly	5/20/24	1,910,904	17,406
							$25,559
(a)	The Effective Federal Funds Rate at January 31, 2024 was 5.33%.

Strategy Shares Nasdaq 7HANDL™Index ETF (HNDL)	January 31, 2024 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Value
Exchange-Traded Funds	97.7%
U.S. Treasury Obligation	2.3%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Principal
Amount		Value
U.S. Treasury Obligation — 2.2%
$20,000,000	U.S. Treasury Bill, 5.21%, 7/11/24	$19,549,960
Total U.S. Treasury Obligation (Cost $19,539,607)		$19,549,960
Shares		Value
Exchange-Traded Funds — 94.3%
1,496,880	Alerian MLP ETF	66,521,347
624,267	Dimensional Core Fixed Income ETF	26,556,318
1,639,764	Global X U.S. Preferred ETF	32,959,256
367,416	Invesco NASDAQ 100 ETF	63,052,260
392,931	Invesco Taxable Municipal Bond ETF	10,581,632
42,525	iShares Core S&P 500 ETF	20,633,130
972,972	iShares Core U.S. Aggregate Bond ETF	96,421,525
224,532	iShares MBS ETF	21,061,102
867,510	JPMorgan Equity Premium Income ETF	48,545,860
353,808	Schwab 5-10 Year Corporate Bond ETF	15,907,208
2,048,004	Schwab U.S. REIT ETF	40,325,199
3,762,612	SPDR Portfolio Aggregate Bond ETF	96,209,989
369,117	SPDR Portfolio S&P 500 ETF	20,973,228
83,349	Utilities Select Sector SPDR Fund ETF	5,121,796
341,901	Vanguard Dividend Appreciation ETF	58,974,503
45,927	Vanguard S&P 500 ETF	20,383,321
1,311,471	Vanguard Total Bond Market ETF	96,301,316
1,348,893	WisdomTree U.S. Efficient Core Fund ETF	53,928,742
1,044,414	Xtrackers USD High Yield Corporate Bond ETF	37,149,806
Total Exchange-Traded Funds (Cost $847,109,701)		$831,607,538
Total Investments — 96.5% (Cost $866,649,308)		$851,157,498
Other Assets less Liabilities — 3.5%		31,222,550

Net Assets — 100.0%		$882,380,048

ETF — Exchange-Traded Fund

MBS — Mortgage-Backed Security

MLP — Master Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

USD — United States Dollar

Strategy Shares Nasdaq 7HANDL™Index ETF (Continued)	January 31, 2024 (Unaudited)

Total Return Swap Agreements

Pay/ Receive	Financing Rate	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Receive	Effective Federal Funds Rate(a) + 85 bps	Nasdaq 7HANDLTM Index	Canadian Imperial Bank of Commerce	Monthly	8/29/24	$10,344,262	$61,000
Receive	Effective Federal Funds Rate(a) + 85 bps	Nasdaq 7HANDLTM Index	BNP Paribas SA	Monthly	1/14/25	254,096,219	1,499,454
Receive	Effective Federal Funds Rate(a) + 75 bps	Nasdaq 7HANDLTM Index	Canadian Imperial Bank of Commerce	Monthly	2/4/25	50,000,000	297,765
							$1,858,219

(a) The Effective Federal Funds Rate at January 31, 2024 was 5.33%.

SA — Societe Anonyme (French public limited company)

Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO)	January 31, 2024 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Fund — 99.7%
46,224	iShares Core MSCI EAFE ETF	$3,229,671
1,674	iShares 1-3 Year Treasury Bond ETF	137,770
756	iShares 7-10 Year Treasury Bond ETF	72,924
67,068	iShares Core S&P 500 ETF	32,541,393
Total Exchange-Traded Funds (Cost $33,657,494)		$35,981,758
Total Investments — 99.7% (Cost $33,657,494)		$35,981,758
Other Assets less Liabilities — 0.3%		90,240

Net Assets — 100.0%		$36,071,998

ETF — Exchange-Traded Fund

MSCI EAFE — Morgan Stanley Capital International Europe, Australasia and Far East

S&P — Standard and Poor’s